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                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)



FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
230 Park Avenue, Suite 966, New York, NY 10169
                                        Tel:  (800) 963-9539
                                        Fax:  (212) 297-0645


July 17, 1998




Dear GoldenSelect Contractowner:


On December 15, 1997, we, together with The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), our affiliated insurance companies and the separate accounts invested in the Trusts, filed an application (the "Application") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about August 12, 1998, granting the relief requested by the Application. A notice of the Application was published by the SEC on July 16, 1998, in anticipation of the order to be issued by them. This order will permit separate accounts investing in the ESS Trust Portfolios to substitute shares of certain GCG Trust Series for shares of the ESS Trust Portfolios as described in the current prospectuses for your variable contract and the Trusts. See "Introduction, The Trusts, Proposed Trust Consolidation" in your variable contract prospectus. The consolidation of the ESS Trust into the GCG Trust is expected to take place after the close of business on August 14, 1998, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after the substitution has taken place.

After substitution, Series of the GCG Trust will continue to be available for allocation purposes, but the Portfolios of the ESS Trust will no longer be available.

If you have any questions regarding the substitution, please contact Customer Service at 800-963-9539.

First Golden American Life Insurance Company of New York
Customer Service



First Golden
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
                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)

  FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                    PROSPECTUS SUPPLEMENT

                        July 17, 1998


                           to the
              Prospectus dated May 1, 1998 for
                  GoldenSelect/r/ DVA PLUS
  Deferred Combination Variable and Fixed Annuity Contracts


|-------------------------------------------------------------------|
|                                                                   |
|    On  December 15, 1997, First Golden American Life Insurance    |
|    Company of New York ("First Golden"), together with The GCG    |
|    Trust (the "GCG Trust"), the Equi-Select Series Trust  (the    |
|    "ESS Trust"), First Golden's affiliated insurance companies    |
|    and the separate accounts invested in the Trusts, filed  an    |
|    application  (the  "Application") with the  Securities  and    |
|    Exchange Commission (the "SEC"). First Golden is pleased to    |
|    notify contractowners that they expect the SEC to issue  an    |
|    order,  on  or about August 12, 1998, granting  the  relief    |
|    requested  by the Application.  A notice of the Application    |
|    was  published by the SEC on July 16, 1998, in anticipation    |
|    of  the order to be issued by them.  This order will permit    |
|    separate accounts investing in the ESS Trust Portfolios  to    |
|    substitute shares of certain GCG Trust Series for shares of    |
|    the  ESS  Trust  Portfolios  as described  in  the  current    |
|    prospectuses  for each variable contract  and  the  Trusts.    |
|    See    "Introduction,    The   Trusts,    Proposed    Trust    |
|    Consolidation"  in the variable contract  prospectus.   The    |
|    consolidation  of  the  ESS Trust into  the  GCG  Trust  is    |
|    expected  to  take  place after the close  of  business  on    |
|    August   14,   1998,   or   as  soon   thereafter   as   is    |
|    administratively  feasible.  Affected  contractowners  will    |
|    receive  confirmations  after the  substitution  has  taken    |
|    place.                                                         |
|                                                                   |
|    After  substitution, Series of the GCG Trust will  continue    |
|    to be available for allocation purposes, but the Portfolios    |
|    of the ESS Trust will no longer be available.                  |
|                                                                   |
|    If  you  have  any  questions regarding  the  substitution,    |
|    please contact Customer Service at 800-963-9539.               |
|                                                                   |
|-------------------------------------------------------------------|

     This    supplement   should   be   retained    with    your
     GoldenSelect/r/ Prospectus.



G3120-SUB                                        7/17/98